Advance Operating Lease Payments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Advance Operating Lease Payments

	December 31, 2017	December 31, 2016
	RMB	RMB
Land use rights	55,095	53,653
Advance lease payments	18,801	17,700

	73,896	71,353